Vessels, net (Tables)	9 Months Ended
Dec. 31, 2021
Vessels, net
Summary of vessels, net

		Accumulated
	Vessel Cost	Depreciation	Net Book Value

- Vessels contributed by DSI	$46,040	—	$46,040
- Additions and improvements	42	—	42
- Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728